LVIP Nomura High Yield Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–89.79%
Advertising–1.60%
Clear Channel Outdoor Holdings, Inc. 7.50% 3/15/33	430,000	$455,369
CMG Media Corp. 8.88% 6/18/29	920,000	795,495
Stagwell Global LLC 5.63% 8/15/29	1,295,000	1,232,908
		2,483,772
Aerospace & Defense–2.49%
Bombardier, Inc.
7.25% 7/1/31	395,000	413,927
8.75% 11/15/30	695,000	739,162
Goat Holdco LLC 6.75% 2/1/32	385,000	387,360
Moog, Inc. 5.50% 10/15/34	790,000	792,482
TransDigm, Inc.
6.13% 7/31/34	395,000	388,499
6.63% 3/1/32	180,000	183,576
6.88% 12/15/30	940,000	963,169
		3,868,175
Airlines–0.13%
United Airlines Holdings, Inc. 5.38% 3/1/31	198,000	193,905
		193,905
Apparel–0.36%
William Carter Co. 7.38% 2/15/31	550,000	560,976
		560,976
Auto Parts & Equipment–3.04%
American Axle & Manufacturing, Inc. 6.38% 10/15/32	560,000	554,256
Clarios Global LP/Clarios U.S. Finance Co. 6.75% 9/15/32	555,000	559,440
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	799,000	787,668
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	865,000	895,643
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	742,390
Phinia, Inc. 6.63% 10/15/32	410,000	416,720
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	769,069
		4,725,186
Banks–4.10%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,265,445
μBank of Montreal 7.70% 5/26/84	585,000	600,769
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBarclays PLC 7.63% 3/15/35	1,255,000	$1,267,174
μNordea Bank Abp 6.75% 11/10/33	795,000	792,739
μRoyal Bank of Canada 6.50% 11/24/85	800,000	773,308
μToronto-Dominion Bank 6.35% 10/31/85	800,000	787,107
μUBS Group AG
6.85% 9/10/29	200,000	198,206
7.13% 8/10/34	700,000	686,609
		6,371,357
Biotechnology–0.52%
Genmab AS/Genmab Finance LLC 6.25% 12/15/32	790,000	809,933
		809,933
Building Materials–1.62%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	395,000	407,738
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	848,059
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	835,432
Standard Industries, Inc. 3.38% 1/15/31	475,000	425,774
		2,517,003
Chemicals–2.55%
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	64,291
6.75% 4/15/33	519,000	532,475
7.00% 2/15/31	515,000	528,799
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	836,998
Chemours Co. 7.88% 3/15/34	406,000	405,882
Olin Corp. 6.63% 4/1/33	620,000	606,500
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	195,341
7.25% 2/15/33	825,000	787,133
		3,957,419
Commercial Services–5.02%
ADT Security Corp. 4.13% 8/1/29	970,000	926,689
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	385,000	393,484
AMN Healthcare, Inc. 6.50% 1/15/31	564,000	552,761
Cimpress PLC 7.38% 9/15/32	585,000	579,891
Herc Holdings, Inc.
6.00% 3/15/34	401,000	387,666
7.00% 6/15/30	255,000	261,469
LVIP Nomura High Yield Fund–1

LVIP Nomura High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Herc Holdings, Inc. (continued)
7.25% 6/15/33	175,000	$179,330
ION Platform Finance U.S., Inc. 7.88% 9/30/32	800,000	619,221
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	30,000	30,037
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	727,863
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	1,190,000	1,170,180
Synergy Infrastructure Holdings LLC 7.88% 12/1/30	319,000	325,164
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	805,728
Williams Scotsman, Inc. 6.63% 4/15/30	820,000	832,947
		7,792,430
Computers–1.68%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	1,107,247
CACI International, Inc. 6.38% 6/15/33	1,034,000	1,052,535
Seagate Data Storage Technology Pte. Ltd. 5.75% 12/1/34	450,000	448,312
		2,608,094
Cosmetics & Personal Care–0.47%
Opal Bidco SAS 6.50% 3/31/32	725,000	725,699
		725,699
Distribution/Wholesale–0.45%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	694,620
		694,620
Diversified Financial Services–4.31%
μAir Lease Corp. 4.65% 6/15/26	905,000	899,250
Azorra Finance Ltd. 7.75% 4/15/30	860,000	885,775
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	805,000	767,277
Focus Financial Partners LLC 6.75% 9/15/31	810,000	804,449
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63% 10/15/31	800,000	762,719
OneMain Finance Corp.
6.63% 5/15/29	581,000	581,564
6.75% 9/15/33	382,000	366,282
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneMain Finance Corp. (continued)
7.13% 9/15/32	192,000	$189,092
PennyMac Financial Services, Inc.
6.88% 5/15/32	395,000	381,172
6.88% 2/15/33	590,000	564,475
UWM Holdings LLC 6.25% 3/15/31	546,000	497,234
		6,699,289
Electric–3.33%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	554,978
Hawaiian Electric Co., Inc. 6.00% 10/1/33	479,000	478,392
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,049,873
NRG Energy, Inc. 6.00% 1/15/36	850,000	842,271
μVistra Corp.
7.00% 12/15/26	795,000	796,019
8.00% 10/15/26	760,000	768,056
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	680,068
		5,169,657
Electrical Components & Equipment–0.32%
WESCO Distribution, Inc. 5.25% 4/15/31	493,000	490,057
		490,057
Engineering & Construction–0.53%
Arcosa, Inc. 6.88% 8/15/32	805,000	824,838
		824,838
Entertainment–1.61%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	777,407
6.50% 2/15/32	390,000	385,460
7.00% 2/15/30	560,000	566,916
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32	166,000	166,268
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	605,000	603,547
		2,499,598
LVIP Nomura High Yield Fund–2

LVIP Nomura High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.51%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	$405,189
9.63% 9/15/32	385,000	392,111
		797,300
Forest Products & Paper–0.85%
Magnera Corp. 7.25% 11/15/31	1,422,000	1,316,203
		1,316,203
Health Care Products–0.53%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	830,301
		830,301
Health Care Services–4.75%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	1,234,000	1,263,399
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	880,437
6.13% 4/1/30	200,000	173,893
6.88% 4/15/29	200,000	192,328
9.75% 1/15/34	580,000	601,963
DaVita, Inc.
3.75% 2/15/31	490,000	449,304
4.63% 6/1/30	480,000	461,527
Global Medical Response, Inc. 7.38% 10/1/32	674,000	699,909
Molina Healthcare, Inc. 6.50% 2/15/31	560,000	550,539
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	810,293
Tenet Healthcare Corp. 5.50% 11/15/32	1,307,000	1,294,945
		7,378,537
Home Builders–0.64%
Forestar Group, Inc. 6.50% 3/15/33	405,000	400,381
K Hovnanian Enterprises, Inc. 8.00% 4/1/31	596,000	589,256
		989,637
Insurance–2.99%
Acrisure LLC/Acrisure Finance, Inc. 6.75% 7/1/32	770,000	741,990
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50% 7/15/33	593,000	562,364
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	956,073
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13% 2/15/32	895,000	$838,570
HUB International Ltd. 7.38% 1/31/32	410,000	418,185
Jones Deslauriers Insurance Management, Inc.
6.88% 10/1/33	775,000	708,985
8.50% 3/15/30	412,000	418,768
		4,644,935
Internet–1.07%
Arches Buyer, Inc. 6.13% 12/1/28	910,000	871,514
Snap, Inc. 6.88% 3/1/33	835,000	788,465
		1,659,979
Iron & Steel–1.91%
Carpenter Technology Corp. 5.63% 3/1/34	756,000	749,036
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,093,334
Commercial Metals Co. 6.00% 12/15/35	1,136,000	1,119,921
		2,962,291
Leisure Time–1.20%
Carnival Corp. 6.13% 2/15/33	609,000	615,105
Life Time, Inc. 6.00% 11/15/31	835,000	841,616
Lindblad Expeditions LLC 7.00% 9/15/30	392,000	400,228
		1,856,949
Lodging–0.55%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	850,979
		850,979
Machinery Construction & Mining–1.06%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	851,087
Terex Corp. 6.25% 10/15/32	795,000	800,182
		1,651,269
Machinery Diversified–0.85%
Esab Corp. 6.25% 4/15/29	770,000	781,472
Lsf12 Helix Parent LLC 7.13% 2/1/33	564,000	542,797
		1,324,269
LVIP Nomura High Yield Fund–3

LVIP Nomura High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–7.16%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	$1,135,392
4.50% 5/1/32	230,000	205,452
5.38% 6/1/29	765,000	754,483
7.00% 2/1/33	618,000	619,702
CSC Holdings LLC
4.50% 11/15/31	625,000	370,568
5.00% 11/15/31	655,000	236,149
Gray Media, Inc.
5.38% 11/15/31	1,075,000	797,317
7.25% 8/15/33	340,000	342,608
McGraw-Hill Education, Inc.
7.38% 9/1/31	989,000	1,007,580
8.00% 8/1/29	555,000	554,177
Midcontinent Communications 8.00% 8/15/32	1,345,000	1,252,665
Nexstar Media, Inc. 6.50% 9/15/33	539,000	543,107
Sirius XM Radio LLC
4.00% 7/15/28	920,000	888,040
4.13% 7/1/30	955,000	894,192
Univision Communications, Inc. 7.38% 6/30/30	865,000	847,631
Versant Media Group, Inc. 7.25% 1/30/31	153,000	156,580
VZ Secured Financing BV 5.00% 1/15/32	595,000	510,032
		11,115,675
Mining–4.06%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	591,829
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,186,930
Capstone Copper Corp. 6.75% 3/31/33	1,037,000	1,030,170
Constellium SE 6.38% 8/15/32	865,000	874,377
Fortescue Treasury Pty. Ltd. 5.88% 4/15/30	685,000	693,219
Novelis Corp.
3.88% 8/15/31	195,000	173,677
4.75% 1/30/30	1,850,000	1,750,244
		6,300,446
Miscellaneous Manufacturing–1.50%
Amsted Industries, Inc. 6.38% 3/15/33	585,000	587,896
Enpro, Inc. 6.13% 6/1/33	890,000	900,205
Entegris, Inc.
4.75% 4/15/29	437,000	431,988
5.95% 6/15/30	410,000	412,586
		2,332,675
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	$236,602
		236,602
Oil & Gas–5.29%
Crescent Energy Finance LLC 8.38% 1/15/34	354,000	370,071
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	859,085
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,051,233
6.00% 2/1/31	469,000	455,836
6.25% 4/15/32	128,000	123,882
Matador Resources Co. 6.25% 4/15/33	590,000	590,554
Murphy Oil Corp. 6.00% 10/1/32	322,000	319,817
Nabors Industries, Inc.
7.63% 11/15/32	415,000	424,814
8.88% 8/15/31	157,000	163,559
Noble Finance II LLC 8.00% 4/15/30	625,000	643,492
Permian Resources Operating LLC 7.00% 1/15/32	535,000	553,990
SM Energy Co.
6.63% 4/15/34	395,000	393,884
8.63% 11/1/30	765,000	807,141
Sunoco LP 7.25% 5/1/32	460,000	475,948
Transocean International Ltd.
7.88% 10/15/32	739,000	789,621
8.50% 5/15/31	180,000	188,784
		8,211,711
Oil & Gas Services–1.51%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	836,117
Bristow Group, Inc. 6.75% 2/1/33	395,000	399,243
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	778,000	775,553
7.13% 3/15/29	320,000	327,417
		2,338,330
Packaging & Containers–3.07%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.25% 1/30/31	535,000	530,406
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	1,131,000	1,055,307
LVIP Nomura High Yield Fund–4

LVIP Nomura High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	560,000	$560,000
9.25% 4/15/30	1,317,000	1,223,714
Sealed Air Corp. 6.50% 7/15/32	300,000	314,688
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	209,725
Trivium Packaging Finance BV
8.25% 7/15/30	471,000	492,799
12.25% 1/15/31	357,000	386,527
		4,773,166
Pharmaceuticals–0.88%
Grifols SA 4.75% 10/15/28	610,000	597,477
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	770,165
		1,367,642
Pipelines–3.05%
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	416,000	414,035
7.88% 5/15/32	195,000	200,540
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	814,130
NuStar Logistics LP 6.38% 10/1/30	586,000	605,922
Rockies Express Pipeline LLC 6.75% 3/15/33	618,000	636,162
Venture Global LNG, Inc.
7.00% 1/15/30	405,000	413,526
8.38% 6/1/31	780,000	811,181
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	375,000	385,660
7.50% 5/1/33	410,000	450,673
		4,731,829
Real Estate Investment Trusts–1.06%
Millrose Properties, Inc. 6.38% 8/1/30	594,000	593,815
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	775,000	789,164
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	266,551
		1,649,530
Retail–4.42%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	212,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Asbury Automotive Group, Inc. (continued)
4.75% 3/1/30	660,000	$636,005
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	580,366
6.95% 3/1/33	431,000	415,888
Michaels Cos., Inc.
8.50% 3/15/33	955,000	929,687
11.00% 3/15/34	245,000	228,145
Murphy Oil USA, Inc. 3.75% 2/15/31	920,000	854,901
QXO Building Products, Inc. 6.75% 4/30/32	199,000	202,978
Staples, Inc. 10.75% 9/1/29	865,000	799,969
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	630,000	653,850
White Cap Supply Holdings LLC 7.38% 11/15/30	1,393,000	1,351,200
		6,865,670
Software–1.94%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	394,222
Capstone Borrower, Inc. 8.00% 6/15/30	931,000	889,552
Cloud Software Group, Inc. 6.50% 3/31/29	1,192,000	1,162,880
OAK-Eagle Acquireco, Inc. 7.25% 7/1/33	545,949	565,654
		3,012,308
Telecommunications–4.12%
Black Pearl Compute LLC 6.13% 2/15/31	395,000	402,030
Cipher Compute LLC 7.13% 11/15/30	239,000	247,611
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	919,222
Digicel International Finance Ltd./Difl U.S. LLC 8.63% 8/1/32	200,000	203,446
Iliad Holding SAS 8.50% 4/15/31	1,210,000	1,266,039
μRogers Communications, Inc. 7.13% 4/15/55	715,000	731,651
Sable International Finance Ltd. 7.13% 10/15/32	845,000	834,669
Uniti Services LLC 7.50% 10/15/33	575,000	597,800
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	860,366
LVIP Nomura High Yield Fund–5

LVIP Nomura High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
WULF Compute LLC 7.75% 10/15/30	309,000	$326,514
		6,389,348
Trucking & Leasing–0.54%
FTAI Aviation Investors LLC 7.00% 6/15/32	820,000	840,595
		840,595
Total Corporate Bonds (Cost $140,780,475)		139,420,184
LOAN AGREEMENTS–3.85%
•Bausch & Lomb Corp. 7.42% (1 mo. USD Term SOFR + 3.75%) 1/15/31	743,084	744,013
•Clarios Global LP 6.42% (1 mo. USD Term SOFR + 2.75%) 1/28/32	313,425	312,328
Clover Holdings 2 LLC 7.75% 12/9/31	913,100	859,455
•Clydesdale Acquisition Holdings, Inc. 6.92% (1 mo. USD Term SOFR + 3.25%) 4/1/32	112,246	104,557
Cotiviti Corp. 7.63% 5/1/31	806,000	749,580
•Flynn Restaurant Group LP 7.42% (1 mo. USD Term SOFR + 3.75%) 1/28/32	457,161	448,425
•Form Technologies LLC 9.42% (3 mo. USD Term SOFR + 5.75%) 7/19/30	361,270	326,949
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Heartland Dental LLC 7.42% (1 mo. USD Term SOFR + 3.75%) 8/25/32	1,220,217	$1,216,752
•Hunter Douglas, Inc. 6.70% (3 mo. USD Term SOFR + 3.00%) 1/20/32	377,530	375,330
•Scientific Games Holdings LP 6.65% (3 mo. USD Term SOFR + 3.00%) 4/4/29	403,744	397,297
•Univision Communications, Inc. 7.95% (3 mo. USD Term SOFR + 4.25%) 6/24/29	69,644	69,295
USALCO LLC
✠0.00% 9/30/31	35,962	35,822
•7.17% (1 mo. USD Term SOFR + 3.50%) 9/30/31	344,689	343,355
Total Loan Agreements (Cost $6,141,754)		5,983,158

	Number of Shares
MONEY MARKET FUND–4.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	6,533,664	6,533,664
Total Money Market Fund (Cost $6,533,664)		6,533,664

TOTAL INVESTMENTS–97.85% (Cost $153,455,893)	151,937,006

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.15%	3,330,525
NET ASSETS APPLICABLE TO 36,104,559 SHARES OUTSTANDING–100.00%	$155,267,531

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
LVIP Nomura High Yield Fund–6